General information and significant events of the period - Schedule of list of direct or indirect interests held by the Company (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vaccines Holdings Sweden AB
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva Austria GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva France SAS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva Scotland Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva Sweden AB
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva UK Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva USA, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
BliNK Biomedical SAS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	48.90%	48.90%